Loans	6 Months Ended
Jun. 30, 2024
Loans [Abstract]
Loans

4. Loans

On May 1, 2023, the Company entered into the 2023 FiveT Loan agreement , pursuant to which FiveT IM agreed to loan to the Company CHF 2,500,000, which bears interest at the rate of 10% per annum and matures 22 months from May 4, 2023. FiveT IM had the right to convert all or part of the convertible loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.99% of the common shares at any time. The conversion price was fixed at CHF 28.40 per common share (subject to adjustment for share splits or other similar events). Further, FiveT IM received warrants to purchase an aggregate of 81,274 common shares at an exercise price of CHF 30.76 per common share, which may be exercised up to five years.

Commencing 60 days after May 4, 2023, the Company must repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at the Company’s discretion, may be paid at any time during the month either in: (i) cash plus 3% or (ii) common shares, or a combination of both. Such shares will be priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date. We made the last amortization of the 2023 FiveT Loan on December 8, 2023. In total, we made aggregate cash payments of CHF 387,045 and issued an aggregate 443,294 common shares at an average price of CHF 5.07 to FiveT IM under the 2023 FiveT Loan.

On December 28, 2022, the Company entered into two separate loan agreements with two private investors (the “Private Lenders”), pursuant to which Private Lenders agreed to loan to the Company an aggregate of CHF 350,000, which loans bear interest at the rate of 5% per annum and were to mature as of May 30, 2023. The Company agreed to grant to the Private Lenders warrants to purchase an aggregate 2,359 common shares. The warrants are exercisable at an exercise price of CHF 89.02 per share for up to five years from the date of issuance. On May 12, 2023, the Company and the Private Lenders entered into an amendment to the loan agreement, which extended the maturity date of the loan from May 31, 2023 to July 31, 2023 and lowered the strike price for the Warrants attached to the loan to CHF 17.62 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on the trading day preceding the date of the amendment. The loans were repaid on July 15, 2023.

On September 9, 2022, the Company entered into a loan agreement with FiveT IM, Dominik Lysek and Thomas Meyer, the Company’s CEO (the “Lenders”), pursuant to which the Lenders agreed to loan to the Company an aggregate of CHF 600,000 (the “September 2022 Loan Agreement”), which loan bears interest at the rate of 5% per annum and was to mature as of March 31, 2023. The Company agreed to issue to the Lenders warrants to purchase an aggregate 2,085 common shares. Such warrants are exercisable at an exercise price of CHF 144 per share for up to five years form October 1, 2022. On May 12, 2023, the Company and the Lenders entered into an amendment to the loan agreement, which extended the maturity date of the loan from May 31, 2023 to July 31, 2023, introduced a right for Lenders to convert the loan into common shares of the Company at CHF 22.40 per common share, which is the Swiss Franc equivalent of 120% of the mean daily trading volume weighted average price for common shares on the NASDAQ stock exchange on the 20 trading days preceding the date of the amendment, and a right for the Company to repay the loan in common shares of the Company priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price for common shares on the repayment date, and lowered the strike price for the Warrants attached to the loan to CHF 17.62 per common share, which is the Swiss Franc equivalent of the trading volume weighted average price for common shares on the NASDAQ stock exchange on the trading day preceding the date of the amendment. The loan was repaid on July 14, 2023.